Subsequent events - Additional Information (Detail) - Subsequent Event $ in Thousands	Mar. 21, 2023 USD ($)
Series A Non-convertible Preferred Shares
Subsequent Event [Line Items]
Payments of dividends	$ 7,895
Series B Convertible Preferred Shares
Subsequent Event [Line Items]
Payments of dividends	$ 345